Earnings Per Share (Narrative) (Details) - shares	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options not included in the diluted earnings per share calculation as they were antidilutive	0	0	0